Additional information-Financial Statement Schedule I (Tables)	12 Months Ended
Jun. 30, 2020
Additional information-Financial Statement Schedule I
Statement of condensed statement of profit or loss

	Year ended 30 June
	2020	2019	2018
	£’000	£’000	£’000
Operating expenses	(2,964)	(3,455)	(3,423)
Income from shares in group undertakings	44,534	23,326	21,982
Finance income	82	—	—
Profit before income tax	41,652	19,871	18,559
Income tax expense	(9)	—	—
Profit for the year	41,643	19,871	18,559

Statement of condensed balance sheet

	As of 30 June
	2020	2019
	£’000	£’000
ASSETS
Non-current assets
Investment in subsidiaries	319,265	319,265
	319,265	319,265
Current assets
Other receivables	1,197	1,108
Cash and cash equivalents	197	116
	1,394	1,224
Total assets	320,659	320,489
EQUITY AND LIABILITIES
Equity
Share capital	53	53
Share premium	68,822	68,822
Treasury shares	(21,305)	—
Retained earnings	264,282	245,050
	311,852	313,925
Current liabilities
Other payables	8,807	6,564
	8,807	6,564
Total equity and liabilities	320,659	320,489

Statement of condensed statement of changes in equity

	Share	Share	Treasury	Retained
	capital	premium	shares	earnings	Total equity
	£’000	£’000	£’000	£’000	£’000
Balance at 1 July 2017	53	68,822	—	248,314	317,189
Profit for the year	—	—	—	18,559	18,559
Total comprehensive income for the year	—	—	—	18,559	18,559
Equity-settled share based payments	—	—	—	2,915	2,915
Dividends paid	—	—	—	(21,982)	(21,982)
Balance at 30 June 2018	53	68,822	—	247,806	316,681
Profit for the year	—	—	—	19,871	19,871
Total comprehensive income for the year	—	—	—	19,871	19,871
Equity-settled share based payments	—	—	—	699	699
Dividends paid	—	—	—	(23,326)	(23,326)
Balance at 30 June 2019	53	68,822	—	245,050	313,925
Profit for the year	—	—	—	41,643	41,643
Total comprehensive income for the year	—	—	—	41,643	41,643
Acquisition of treasury shares	—	—	(21,305)	—	(21,305)
Equity-settled share based payments	—	—	—	818	818
Dividends paid	—	—	—	(23,229)	(23,229)
Balance at 30 June 2020	53	68,822	(21,305)	264,282	311,852

Statement of condensed statement of cash flows

	Year ended 30 June
	2020	2019	2018
	£’000	£’000	£’000
Cash flows from operating activities
Profit before income tax	41,652	19,871	18,559
Adjustments for:
Non-cash employee benefit expense—equity-settled share-based payments	818	699	2,915
Foreign exchange (gains)/losses on operating activities	(102)	(37)	114
Changes in working capital:
Other receivables	(89)	206	(191)
Other payables	2,243	2,326	517
Tax paid	(9)	—	—
Net cash inflow from operating activities	44,513	23,065	21,914
Cash flows from financing activities
Acquisition of treasury shares	(21,305)	—	—
Dividends paid	(23,229)	(23,326)	(21,982)
Net cash outflow from financing activities	(44,534)	(23,326)	(21,982)
Net decrease in cash and cash equivalents	(21)	(261)	(68)
Cash and cash equivalents at beginning of year	116	340	522
Exchange gains/(losses) on cash and cash equivalents	102	37	(114)
Cash and cash equivalents at end of year	197	116	340

Statement of reconciliation of parent and consolidated financial information

	2020	2019	2018
	£’000	£’000	£’000
IFRS profit/(loss) reconciliation:
Parent only — IFRS profit for the year	41,643	19,871	18,559
Additional (loss)/profit if subsidiaries had been accounted for on the equity method of accounting as opposed to cost	(64,876)	(990)	(56,188)
Consolidated IFRS (loss)/profit for the year	(23,233)	18,881	(37,629)

IFRS equity reconciliation:
Parent only — IFRS equity	311,852	313,925	316,681
Additional profit if subsidiaries had been accounted for on the equity method of accounting as opposed to cost	39,380	101,277	110,423
Consolidated — IFRS equity	351,232	415,202	427,104